Long-term Debt - Summary of Principal Installments of Other Long-Term Debt Payable during the Subsequent Years (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	$ 1,612,880
Less than 1 Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	363,586
1 to 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	469,294
More than 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	780,000
Unsecured Revolving Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	242,283
Unsecured Revolving Facility | 1 to 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	242,283
Unsecured Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	324,444
Unsecured Term Loan | Less than 1 Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	324,444
Unsecured Debenture
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	158,265
Unsecured Debenture | 1 to 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	158,265
Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	780,000
Unsecured Senior Notes | More than 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	780,000
Conditional Sales Contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	107,888
Conditional Sales Contracts | Less than 1 Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	39,142
Conditional Sales Contracts | 1 to 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	$ 68,746